Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restructuring
Restructuring
Restructuring
As part of our ongoing effort to implement our strategy of reducing operating costs, we have evaluated our workforce and operations and made adjustments, including headcount reductions and business process reengineering resulting in optimized work flow at rental locations and maintenance facilities as well as streamlined our back-office operations and evaluated potential outsourcing opportunities. When we made adjustments to our workforce and operations, we incurred incremental expenses that delay the benefit of a more efficient workforce and operating structure, but we believe that increased operating efficiency and reduced costs associated with the operation of our business are important to our long-term competitiveness.
During 2007 through 2012, we announced several initiatives to improve our competitiveness and industry leadership through targeted job reductions. These initiatives included, but were not limited to, job reductions at our corporate headquarters and back-office operations in the U.S. and Europe. As part of our re-engineering optimization we outsourced selected functions globally. In addition, we streamlined operations and reduced costs by initiating the closure of targeted car rental locations and equipment rental branches throughout the world. The largest of these closures occurred in 2008 which resulted in closures of approximately 250 off-airport locations and 22 branches in our U.S. equipment rental business. These initiatives impacted approximately 9,610 employees.
During the first and second quarters of 2013, we continued to streamline operations (including actions associated with the Dollar Thrifty integration) and reduce costs with the closure of several car rental and equipment rental locations globally as well as a reduction in our workforce by approximately 50 and 515 employees, respectively.
From January 1, 2007 through June 30, 2013, we incurred $589.7 million ($301.6 million for our car rental segment, $231.6 million for our equipment rental segment and $56.5 million of other) of restructuring charges.
Additional efficiency and cost saving initiatives are being developed; however, we presently do not have firm plans or estimates of any related expenses.
Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars).

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
By Type:
Termination benefits	$15.2	$13.5	$17.4	$16.2
Consultant costs	0.5	0.4	0.8	0.6
Facility closure and lease obligation costs	1.9	2.2	3.1	6.0
Total	$17.6	$16.1	$21.3	$22.8

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
By Caption:
Direct operating	$6.8	$7.0	$8.3	$11.9
Selling, general and administrative	10.8	9.1	13.0	10.9
Total	$17.6	$16.1	$21.3	$22.8

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
By Segment:
Car rental	$15.8	$11.8	$18.9	$15.3
Equipment rental	0.8	2.6	1.3	5.8
Other reconciling items	1.0	1.7	1.1	1.7
Total	$17.6	$16.1	$21.3	$22.8

The following table sets forth the activity affecting the restructuring accrual during the three months ended June 30, 2013 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to termination benefits over the next 12 months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Termination Benefits	Pension and Post-retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2013	$12.4	$0.2	$0.3	$8.1	$21.0
Charges incurred	17.4	—	0.8	3.1	21.3
Cash payments	(17.4)	(0.2)	(0.9)	(1.5)	(20.0)
Other(1)	(0.3)	—	—	(3.2)	(3.5)
Balance as of June 30, 2013	$12.1	$—	$0.2	$6.5	$18.8
_______________________________________________________________________________
(1)Primarily consists of $3.2 million for facility closures and $0.3 million for foreign currency translation.

Restructuring
As part of our ongoing effort to implement our strategy of reducing operating costs, we have evaluated our workforce and operations and made adjustments, including headcount reductions and business process reengineering resulting in optimized work flow at rental locations and maintenance facilities as well as streamlined our back-office operations and evaluated potential outsourcing opportunities. When we made adjustments to our workforce and operations, we incurred incremental expenses that delay the benefit of a more efficient workforce and operating structure, but we believe that increased operating efficiency and reduced costs associated with the operation of our business are important to our long-term competitiveness.
During 2007 through 2011, we announced several initiatives to improve our competitiveness and industry leadership through targeted job reductions. These initiatives included, but were not limited to, job reductions at our corporate headquarters and back-office operations in the U.S. and Europe. As part of our re-engineering optimization we outsourced selected functions globally. In addition, we streamlined operations and reduced costs by initiating the closure of targeted car rental locations and equipment rental branches throughout the world. The largest of these closures occurred in 2008 which resulted in closures of approximately 250 off-airport locations and 22 branches in our U.S. equipment rental business. These initiatives impacted approximately 8,960 employees.
During 2012, we continued to streamline operations and reduce costs with the closure of several car rental and equipment rental locations globally as well as a reduction in our workforce by approximately 650 employees.
From January 1, 2007 through December 31, 2012, we incurred $568.4 million ($282.7 million for our car rental segment, $230.3 million for our equipment rental segment and $55.4 million of other) of restructuring charges.
Additional efficiency and cost saving initiatives are being developed; however, we presently do not have firm plans or estimates of any related expenses.
Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars):

	Years Ended December 31,
	2012	2011	2010
By Type:
Termination benefits	$26.2	$14.4	$12.2
Pension and post retirement expense	1.0	0.4	0.4
Consultant costs	1.2	1.3	1.1
Asset writedowns	—	23.2	20.4
Facility closure and lease obligation costs	8.9	16.5	14.3
Relocation costs and temporary labor costs	0.4	0.6	5.0
Other	0.3	—	1.3
Total	$38.0	$56.4	$54.7

	Years Ended December 31,
	2012	2011	2010
By Caption:
Direct operating	$22.6	$46.6	$43.5
Selling, general and administrative	15.4	9.8	11.2
Total	$38.0	$56.4	$54.7

	Years Ended December 31,
	2012	2011	2010
By Segment:
Car rental	$26.4	$16.6	$18.1
Equipment rental	8.8	40.5	34.7
Other reconciling items	2.8	(0.7)	1.9
Total	$38.0	$56.4	$54.7

The following table sets forth the activity affecting the restructuring accrual during the year ended December 31, 2012 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to termination benefits over the next twelve months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Termination Benefits	Pension and Post Retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2011	$6.3	$0.2	$0.1	$10.9	$17.5
Charges incurred	14.4	0.4	1.3	40.3	56.4
Cash payments	(15.5)	—	(0.6)	(2.3)	(18.4)
Other(1)	3.9	(0.4)	(0.2)	(37.2)	(33.9)
Balance as of December 31, 2011	$9.1	$0.2	$0.6	$11.7	$21.6
Charges incurred	26.2	1.0	1.2	9.6	38.0
Cash payments	(22.6)	—	(0.9)	(3.3)	(26.8)
Other(2)	(0.3)	(1.0)	(0.6)	(9.9)	(11.8)
Balance as of December 31, 2012	$12.4	$0.2	$0.3	$8.1	$21.0
_______________________________________________________________________________

(1)
Consists of decreases of $23.2 million for asset writedowns, $13.9 million for facility closures, $0.4 million in ASC 715 pension adjustment and $0.2 million of consultant costs, partly offset by a $3.8 million increase for involuntary benefits.

(2)	Primarily consists of decreases of $10.3 million for facility closures and $1.0 million in ASC 715 pension adjustment.